Annual Fund Operating Expenses - FPA New Income Fund	Jan. 27, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service fee	0.05%
All other expenses	0.03%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	0.45%	[1]
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service fee	0.25%
All other expenses	0.03%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.23%)	[1]
Net Expenses (as a percentage of Assets)	0.55%	[1]

[1]	The Fund's investment adviser has contractually agreed to reimburse the Fund for Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, and extraordinary expenses, including litigation expenses not incurred in the Fund's ordinary course of business) in excess of 0.454% of the average daily net assets of the Institutional Class shares of the Fund through January 31, 2026, and in excess of 0.554% of the average daily net assets of the Investor Class shares of the Fund through January 31, 2026. This agreement may only be terminated earlier by the Fund's Board of Trustees (the "Board") or upon termination of the Advisory Agreement.